Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 926,776	$ 907,897	$ 902,578	$ 906,287	$ 900,261	$ 902,477	$ 896,854	$ 864,045	$ 3,643,538	$ 3,563,637	$ 3,345,854
Operating income	109,700	126,727	138,000	141,521	126,107	125,003	123,848	120,690	515,948	495,648	481,552
Net income	$ 91,130	$ 107,782	$ 116,261	$ 130,990	$ 100,503	$ 109,827	$ 110,357	$ 101,435	$ 446,163	$ 422,122	$ 412,439
Basic earnings per share	$ 0.60	$ 0.70	$ 0.75	$ 0.84	$ 0.64	$ 0.69	$ 0.69	$ 0.64	$ 2.89	$ 2.65	$ 2.56
Diluted earnings per share	$ 0.59	$ 0.69	$ 0.74	$ 0.83	$ 0.63	$ 0.68	$ 0.68	$ 0.63	$ 2.85	$ 2.62	$ 2.53